Derivative liability (Tables)	12 Months Ended
Dec. 31, 2023
Derivative liability
Schedule of key assumptions used to determine the fair value of the derivative warrant liabilities

	Year Ended		Year Ended
	December 31,		December 31,
	2023		2022
Share price	USD$	0.84	USD$	0.51
Exercise price	USD$	3.75	USD$	3.75
Risk-free interest rate		3.91%		4.06%
Expected volatility		90%		91%
Expected life in years		0.85		1.85
Expected dividend yield		Nil		Nil